CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	¥ (123,834)	$ (17,789)	¥ (56,326)	¥ (105,724)
Adjustments to reconcile net loss to net cash generated from/(used in) operating activities:
Depreciation and amortization	19,888	2,857	9,306	3,808
Shared-based compensation	128,197	18,414	54,300	2,008
Loss/(gain) from disposal of property, equipment and software	(1,518)	(218)	871	2
Equity in (income)/loss of affiliates	3,221	463	(2,992)	(7)
Changes in fair value for equity securities with readily determinable fair value	(68,555)	(9,847)
Inventory write-downs	3,608	518	2,540	7,445
Foreign exchange loss	13,706	1,969	190	10,911
Change in fair value of warrant liabilities				(152)
Amortization of right of use assets	19,430	2,791
Change in estimate of refund payable to members	(379,370)	(54,493)
Cash dividend received	190	27
Deferred income tax	(30,020)	(4,312)	(13,067)	(22,735)
Changes in operating assets and liabilities:
Increase in accounts receivable	(4,525)	(649)	(6,658)	(778)
(Increase)/decrease in inventories	243,613	34,993	(345,305)	(242,780)
Increase in advance to suppliers	(38,773)	(5,569)	(25,285)	(11,891)
(Increase)/decrease in prepaid expenses and other current assets	60,654	8,713	(184,341)	(145,374)
Increase in other non-current assets	(278)	(40)
(Increase)/decrease in amounts due from related parties	(6,453)	(927)	773	(140)
Increase/(decrease) in accounts payable	(674,414)	(96,874)	662,249	611,235
Increase in refund payable to members	10,229	1,469	248,081	70,291
Increase/(decrease) in incentive payables to members	(37,459)	(5,381)	182,105	158,570
Increase/(decrease) in member management fees payable	(30,029)	(4,313)	8,417	99,967
Increase/(decrease) in deferred revenue	(365,147)	(52,450)	223,424	211,256
Increase in amount due to related parties	6,851	984	8,248	192
Increase in other payable and accrued liabilities	133,972	19,243	116,507	53,478
Net cash generated from/(used in) operating activities	(1,116,816)	(160,421)	883,037	699,582
Cash flows from investing activities:
Purchase of property, equipment and software	(28,184)	(4,048)	(28,731)	(13,720)
Proceeds from disposal of property, equipment and software	3,041	437	17	8
Cash paid for short term investments	(4,793,867)	(688,596)	(11,539,398)	(2,195,322)
Cash received from maturity of short term investments	5,028,793	722,341	11,124,565	1,564,542
Cash received from merchants for factoring services	10,000	1,436
Cash provided to merchants for factoring services	(42,467)	(6,100)
Loans provided to third parties	(171,855)	(24,685)
Cash paid for long-term investments	(120,944)	(17,372)	(14,500)	(500)
Net cash used in investing activities	(115,483)	(16,587)	(458,047)	(644,992)
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	0	0	744,921	26,255
Proceeds from issuance of ordinary shares upon Initial Public Offering, net of issuance costs	737,297	105,906
Net proceeds from exercise of share options	1,080	155
Cash paid for repurchase of common stocks	(117,371)	(16,859)
Capital injection from non-controlling shareholders	2,400	345	3,000
Net cash generated from financing activities	623,406	89,547	747,921	26,255
Effect of exchange rate changes on cash, cash equivalents and restricted cash	11,390	1,636	34,594	(10,911)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(597,503)	(85,825)	1,207,505	69,934
Cash, cash equivalents and restricted cash at beginning of the year	1,565,246	224,833	357,741	287,807
Cash, cash equivalents and restricted cash at the end of the year	967,743	139,008	1,565,246	357,741
Supplemental disclosure of cash flow information
Cash paid for income tax	13,413	1,927	18,978	10,161
Supplemental schedule of non-cash investing and financing activities
Accretion on convertible redeemable preferred shares to redemption value	1,532,013	220,060	2,187,633	1,628,656
Re-designation to Series A convertible redeemable preferred shares from Initial Ordinary Shareholders' contribution, including beneficial conversion feature			60,796
Deemed dividend from convertible redeemable preferred shareholders			(107)
Issuance of Series B convertible redeemable preferred shares to the funder with no consideration			6,421
Payable for capital expenditure	94	14	209	95
Net settlement between factoring receivables and payables	15,901	2,284
Additional Cash Flow Elements [Abstract]
Cash and cash equivalents	883,369	126,888	1,519,146	328,741
Restricted cash(Note 2.9)	84,374	12,120	46,100	29,000
Cash, cash equivalents and restricted cash at the end of the year	¥ 967,743	$ 139,008	¥ 1,565,246	¥ 357,741